INCOME TAXES - Schedule of Loss before Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (36,781)	$ (8,657)
Foreign	(4,533)	0
Loss before income taxes	$ (41,314)	$ (8,657)